Treasury Shares	12 Months Ended
Dec. 31, 2017
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Treasury Shares
27.	Treasury Shares

Based on the Board of Directors’ resolution, the Company holds treasury shares for business purposes including price stabilization. The changes in treasury shares for the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	Number of shares	Amount		Number of shares	Amount
	(shares, in millions of Won)
Beginning	7,191,187	￦	1,533,898	7,189,170	￦	1,533,468
Disposal of treasury shares	(2,017)		(430)	(1,939)		(414)

Ending	7,189,170	￦	1,533,468	7,187,231	￦	1,533,054